Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
SHARE-BASED COMPENSATION

Incentive Compensation Plan

On December 17, 2009, the Company established the 2009 Omnibus Incentive Plan (the “Incentive Plan”) which allows for grants of options, stock appreciation rights, restricted stock, other stock-based awards and performance-based compensation awards. The Incentive Plan is administered by the Board of Directors, the Compensation Committee of the Board of Directors, or any other committee designated by the Board of Directors to administer the Incentive Plan (the “Committee”). Participants consist of such employees, directors and other individuals providing services to the Company, or any subsidiary or affiliate, as the Committee in its sole discretion determines and whom the Committee may designate from time to time to receive awards.

Under the 2009 Plan, 2,153,110 shares were authorized for grant through December 17, 2019, of which 1,076,555 may be in the form of incentive stock options. The maximum number of shares for which options and stock appreciation rights may be granted to any participant in any calendar year is 627,990, and the maximum number of shares with respect to other awards denominated in shares in any calendar year is 627,990. The maximum value of cash payable with respect to awards denominated in cash or property that may be granted to any participant in any plan year is $5.0 million, subject to certain adjustments as defined. In the event that any outstanding award expires, is forfeited, canceled or otherwise terminated without the issuance of shares or is otherwise settled for cash, the shares subject to such award shall again be available for awards. At December 31, 2011, there are 867,203 remaining shares available for grant under the Incentive Plan. The number of shares available for grant under the Incentive Plan as of December 31, 2011 includes 100,000 shares of restricted common stock with performance-based vesting awarded to Mr. Clarke effective December 30, 2011 pursuant to his employment agreement. These shares are not deemed granted as of December 31, 2011 for purposes of ASC 718 because the related performance goals were not determined by the Board of Directors as of that date.

Stock Options

Options granted under the Plan generally vest at the rate of 20% on each anniversary of the grant date, beginning with the first anniversary of the grant date, with 100% vesting upon the fifth anniversary of the grant date and, unless terminated earlier, expire on the tenth anniversary of the grant date.

The following table summarizes the Company's common stock option transactions for the years ended December 31, 2011 and 2010. No options were exercised during 2010 or 2009.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions) (1)
Outstanding, December 31, 2009	710,731	$17.50
Granted	92,000	22.61
Forfeited	(21,750)	17.50
Outstanding, December 31, 2010	780,981	18.10
Granted	210,000	26.82
Exercised	(28,928)	17.50		$0.7
Forfeited	(244,937)	17.50
Canceled	(2,250)	17.50
Outstanding, December 31, 2011	714,866	20.89	8.6

Options vested and exercisable as of December 31, 2011	227,466	$17.91	7.9	$1.9

Remaining options expected to vest as of December 31, 2011	458,660	$22.45	8.9	$2.0

(1)
The aggregate intrinsic value of options represents the total pre-tax intrinsic value (the difference between the estimated fair value of the Company's stock on December 31, 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based upon the fair market value of the Company's common stock.

The weighted average grant date fair value of options granted was approximately $11.37, $8.05 and $4.66 during the years ended December 31, 2011, 2010 and 2009, respectively.

The estimated fair value of the options granted was measured on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,
	2011	2010	2009
Risk-Free Interest Rate	1.37%	2.39%	2.19%
Expected Term	6.5 years	5.78 years	5.78 years
Expected Volatility	40.7%	55.0%	55.0%
Expected Dividend Yield	—%	—%	—%

The risk-free interest rate for periods within the life of the option is based upon a blend of U.S. Treasury bond rates with maturities equal to the expected term of the options. Prior to December 2011, the expected term assumption was derived using a binomial model analysis. Commencing with grants made in December 2011, the expected term assumption was derived using the simplified method, as described in SEC Staff Accounting Bulletin Topic 14.D.2, "Share-Based Payment - Certain Assumptions Used in Valuation Methods". This change in estimation methodology did not have a material impact on the resulting estimated fair value of options granted. The expected volatility assumption is based upon the historical volatility of comparable public companies’ stock as well as the implied volatility of outstanding options for the comparable companies that had such options. The dividend yield represents the expected dividends on the Company's common stock for the expected term of the option.

As of December 31, 2011, there was approximately $3.6 million of unrecognized compensation cost related to stock options granted under the Incentive Plan. This cost is expected to be recognized on a straight-line basis over a weighted average period of approximately 3.6 years. Total compensation expense related to stock options was approximately $0.4 million and $0.8 million for 2011 and 2010, respectively. The related tax benefit recognized for 2010 totaled approximately $0.3 million. There was no tax benefit recorded for 2011. No compensation cost was recognized during the 2009 Successor Period for stock options.

Restricted Stock

The Company has awarded performance based restricted shares of common stock to certain key employees. These shares are eligible to become vested in annual installments beginning in 2010 based upon the achievement of specified levels of Adjusted EBITDA, as defined, for each of the years ended December 31, 2010, 2011, 2012 and 2013. The shares, if any, are vested as of December 31 of each year. However, as the number of shares vesting is contingent upon the Company's financial results, determined based upon the issuance of audited financial statements, the actual issuance of shares to recipients does not occur until the first quarter of the following year.

The Company has also awarded time-based restricted shares of common stock to certain key employees. These shares vest annually, on the anniversary of the date of grant, over three or five years provided the recipient remains employed by the Company.

Restricted stock has the same cash dividend and voting rights as other common stock and, once issued, is considered to be legally issued and outstanding (even when unvested). Recipients of restricted stock are entitled to receive dividends when and if the Company pays a cash dividend on its common stock. Such dividends are payable only upon the vesting of the related restricted shares.

The following table summarizes the Company's restricted stock activity for the years ended December 31:

	2011		2010
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, Beginning of Year	526,220	$11.29	710,731	$11.29
Granted	105,616	29.04	2,000	10.85
Vested	(500)	10.85	(174,761)	11.29
Forfeited	(264,484)	11.76	(11,750)	11.29
Unvested, End of Year	366,852	$16.06	526,220	$11.29

The aggregate fair value of shares vesting during 2011 and 2010 was approximately $0 million and $2.0 million, respectively. No shares vested during the 2009 Successor Period.

Of the total number of unvested shares of restricted stock at December 31, 2011, 266,236 were performance based awards with a weighted average estimated grant date fair value of approximately $11.29 per share, and 100,616 were time-based awards with a weighted average estimated grant date fair value of approximately $28.70. The cost of the performance based restricted stock awards, calculated as the estimated grant date fair value, net of estimated forfeitures, is being recognized as it becomes probable that the restricted shares, or any portion thereof, will vest. The cost of the time-based restricted stock awards, net of estimated forfeitures, is being recognized on a straight-line basis over the related vesting period. The fair value of the 2011 and 2010 grants is based upon the closing price of the Company's stock on the date of grant. The fair value of the 2009 grants was estimated using a combination of the income and market approaches. Total compensation expense recognized in 2011 and 2010 related to restricted stock was approximately $0.2 million and $2.0 million, respectively. The related tax benefit recognized for 2011 and 2010 totaled approximately $0.1 million and $0.8 million, respectively. No compensation cost was recognized during the 2009 Successor Period for restricted stock awards. At December 31, 2011, there was approximately $5.4 million of unrecognized compensation cost with respect to restricted stock granted under the Incentive Plan. This cost is expected to be recognized over a weighted average period of approximately 3.1 years.

The targeted Adjusted EBITDA for 2013 has not been established. Therefore, under ASC 505-50, “Equity-Based Payments to Non-Employees”, a measurement date has not occurred for accounting purposes with respect to the shares expected to vest in that year.

Predecessor Stock-Based Compensation

At December 31, 2008, certain employees and consultants held approximately 23,269 C-1 units and approximately 40,745 C-2 units, which represented equity interests in THL-Nortek Investors, LLC (“Investors LLC”), the parent of NTK Holdings, Inc., that functioned similar to stock awards. The C-1 units vested pro rata on a quarterly basis over a three-year period and approximately 23,116 were vested at December 31, 2008. The total fair value of the C-1 units was approximately $1.2 million and approximately $0.1 million remained to be amortized at December 31, 2008. The Predecessor recorded stock-based compensation charges in SG&A of approximately $0.1 million for the 2009 Predecessor Period. These units were cancelled in connection with the Reorganization.